Carrying Amounts of Property, Computer, Network Equipment and Construction-in-Progress Pledged to Secure Banking Borrowings (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Property, Plant and Equipment [Line Items]
Assets pledged as collateral	$ 48,321	¥ 335,491
Property
Property, Plant and Equipment [Line Items]
Assets pledged as collateral	1,143	7,938	¥ 22,118
Computer and network equipment
Property, Plant and Equipment [Line Items]
Assets pledged as collateral	4,538	31,506	¥ 37,167
Construction in Progress
Property, Plant and Equipment [Line Items]
Assets pledged as collateral	$ 45,839	¥ 318,259